Inventories	6 Months Ended
Jun. 30, 2025
Classes of current inventories [abstract]
Inventories

Note 10	Inventories
Inventories are stated at the lower of cost and net realizable value. The cost of finished goods and work in progress comprises raw materials, direct labor, other direct costs and related production overheads (based on normal operating capacity) at standard costs. The variances between the actual costs and the standard costs are calculated monthly and allocated to the inventory, so there is no difference between actual and standard costs. Inventories exclude borrowing costs. Provisions for batches which fail to meet quality requirements and may not be sold (failed batches) are deducted from the value of inventories.

in € thousand	June 30, 2025	December 31, 2024
Raw materials	27,619	28,086
Work in progress	49,215	36,832
Finished goods	18,739	19,493
Purchased goods (third party products)	2,478	4,762
GROSS AMOUNT OF INVENTORIES BEFORE WRITE-DOWN	98,051	89,173
Less: write-down provision	(36,320)	(35,510)
INVENTORIES	61,731	53,663
As of June 30, 2025 the increase in gross amounts of inventories before write-down is primarily related to the increase in work in progress related to IXCHIQ and DUKORAL, partially offset by the decrease in the purchased goods.
The total write-down provision on inventory amounts to €36.3 million as of June 30, 2025 (December 31, 2024: €35.5 million).

Write-down provisions related to the inventory categories as follows:

in € thousand	June 30, 2025	December 31, 2024
Raw materials	20,092	21,728
Work in progress	13,538	12,600
Finished goods	2,466	591
Purchased goods (third party products)	224	591
TOTAL WRITE-DOWN PROVISION	36,320	35,510
As at June 30, 2025, €17.2 million in write-down provisions were attributable to raw-material related to the VLA2001 COVID vaccine (unchanged vs. December 31, 2024: €17.2 million).
As at June 30, 2025, the remaining write-down provision in raw materials and work in progress of €16.5 million is based on factors including sales volumes and market demand related to IXIARO, DUKORAL and IXCHIQ vaccines (December 31, 2024: €17.2 million).
As at June 30, 2025 the write down provision for finished goods for IXIARO, DUKORAL and IXCHIQ vaccines based on sales expectations and shelf life of the products amounted to €2.5 million (December 31, 2024: €0.6 million).
The provision for third-party products decreased from €0.6 million at December 31, 2024 to €0.2 million at June 30, 2025.